Shareholder Report, Line Graph (Details) ITGL_MassMutual Diversified Bond Fund_Service Class_TSR Annual {Service Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Service Class
Account Value [Line Items]
Accumulated Value	$ 12,270	$ 10,755	$ 10,676	$ 13,037	$ 12,334	$ 11,724	$ 10,678	$ 10,752	$ 10,553	$ 10,000	$ 12,949
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,662	$ 10,452	$ 10,385	$ 12,161	$ 12,271	$ 11,470	$ 10,399	$ 10,527	$ 10,519	$ 10,000	$ 11,998